Report of Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effect on CSM
+100 basis point parallel shift in yield curves	$ (370)	$ (155)
-100 basis point parallel shift in yield curves	(51)	(249)
+100 basis point shift in credit spreads	(918)	(907)
-100 basis point shift in credit spreads	897	876
10% increase in growth assets	461	467
10% decrease in growth assets	(533)	(514)
10% appreciation in US dollar exchange rate against local functional currency	102	71
10% depreciation in US dollar exchange rate against local functional currency	(75)	(26)
Effect on profit after tax for the year
+100 basis point parallel shift in yield curves	36	83
-100 basis point parallel shift in yield curves	(127)	(217)
+100 basis point shift in credit spreads	(15)	(84)
-100 basis point shift in credit spreads	74	60
10% increase in growth assets	64	73
10% decrease in growth assets	(75)	(79)
10% appreciation in US dollar exchange rate against local functional currency	20	17
10% depreciation in US dollar exchange rate against local functional currency	(15)	(3)
Effect on total equity
+100 basis point parallel shift in yield curves	36	52
-100 basis point parallel shift in yield curves	(127)	(186)
+100 basis point shift in credit spreads	(15)	(115)
-100 basis point shift in credit spreads	74	91
10% increase in growth assets	64	73
10% decrease in growth assets	(75)	(79)
10% appreciation in US dollar exchange rate against local functional currency	20	17
10% depreciation in US dollar exchange rate against local functional currency	$ (15)	$ (3)